Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Number of Class A Ordinary Shares	Number of Class B Ordinary Shares	Class A Ordinary Share	Class B Ordinary Share	Additional paid-in capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2018			$ 21,316	$ 11,900	$ 7,695,605		$ (2,313,312)	$ 303,411	$ 5,718,920
Balance (in Shares) at Dec. 31, 2018	21,316,055	11,900,000
Net income (loss)							(1,562,855)		(1,562,855)
Issuance of common shares for acquisition equities of Anyi			475		7,599,525				7,600,000
Issuance of common shares for acquisition equities of Anyi (in Shares)	475,000
Cancellation of Class B ordinary shares				(4,800)	4,800
Cancellation of Class B ordinary shares (in Shares)		(4,800,000)
Foreign currency translation adjustment								95,060	95,060
Balance at Dec. 31, 2019			21,791	7,100	15,299,930		(3,876,167)	398,471	11,851,125
Balance (in Shares) at Dec. 31, 2019	21,791,055	7,100,000
Net income (loss)							(1,071,648)		(1,071,648)
Issuance of common shares			40		667,861				667,901
Issuance of common shares (in Shares)	40,235
Cancellation of Class B ordinary shares			(475)		(7,599,525)				(7,600,000)
Cancellation of Class B ordinary shares (in Shares)	(475,000)
Foreign currency translation adjustment								(154,768)	(154,768)
Balance at Dec. 31, 2020			21,356	7,100	8,368,266		(4,947,815)	243,703	3,692,610
Balance (in Shares) at Dec. 31, 2020	21,356,290	7,100,000
Net income (loss)							3,551,695		3,551,695
Issuance of common shares			2,899		17,637,100				17,639,999
Issuance of common shares (in Shares)	2,898,552
Appropriation to statutory reserve						63,659	(63,659)
Cancellation of Class B ordinary shares				(5,000)	5,000
Cancellation of Class B ordinary shares (in Shares)		(5,000,000)
Foreign currency translation adjustment								169,472	169,472
Balance at Dec. 31, 2021			$ 24,255	$ 2,100	$ 26,010,366	$ 63,659	$ (1,459,779)	$ 413,175	$ 25,053,776
Balance (in Shares) at Dec. 31, 2021	24,254,842	2,100,000